Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Related Party Transactions [Abstract]
Related Party Transactions

Note 10 — Related Party Transactions

The Company has funded its operations to date primarily through private sales of convertible preferred stock, convertible debt, loans payable and promissory notes. These investments have included various related parties issued at arms-length.

The following table presents the various significant related party transactions and investments in the Company for the periods presented (in thousands):

Related Party	Nature of relationship	Description of investment or transaction	September 30, 2025	December 31, 2024
Tasly	Shareholder	Convertible debt payable at fair value	$2,207	$2,234
Ascent PIPE convertible note	Shareholder	Loan payable related party at fair value	14,359	-
Northview Acquisition Corp Sponsor	Shareholder	Convertible debt payable at fair value	1,920	-
The founders	Shareholder	Promissory notes	878	850
Various Individuals	Shareholder	Convertible debt payable	$-	$22,822
Northview Acquisition Corp Sponsor	Shareholder	Due to from Related Party	41	-

See Note 6 for full disclosures on debt, including the convertible debt payable, loans payable and promissory notes.

Note 10 — Related Party Transactions

The Company issued convertible notes (also referred to as junior notes), Tasly convertible debt, and promissory notes to certain shareholders. Refer to Note 5 for detail.